Investment Objectives and Goals - Franklin Alternative Strategies Fund	May 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FRANKLIN ALTERNATIVE STRATEGIES FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Capital appreciation with lower volatility relative to the broad equity markets.